Financial instruments	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Financial instruments

13. Financial instruments

Financial instruments by category

The carrying value and fair value of financial instruments by class as at March 31, 2018 are as follows:

Financial assets

	Loans and receivables	Financial assets at FVTPL	Derivative designated as cash flow hedges (carried at fair value)	Available for sale	Total carrying value	Total fair value
Cash and cash equivalents	$99,829	$—	$—	$—	$99,829	$99,829
Investment in fixed deposits	21,548	—	—	—	21,548	21,548
Investments in marketable securities and mutual funds	—	—	—	99,954	99,954	99,954
Trade receivables	71,388	—	—	—	71,388	71,388
Unbilled revenue	61,721	—	—	—	61,721	61,721
Funds held for clients	10,066	—	—	—	10,066	10,066
Prepayments and other assets (1)	4,410	—	—	—	4,410	4,410
Other non-current assets (2)	10,243	—	—	—	10,243	10,243
Derivative assets	—	2,212	12,771	—	14,983	14,983

Total carrying value	$279,205	$2,212	$12,771	$99,954	$394,142	$394,142

Financial liabilities

	Financial liabilities at FVTPL	Derivative designated as cash flow hedges (carried at fair value)	Financial liabilities at amortized cost	Total carrying value	Total fair value
Trade payables	$—	$—	$19,703	$19,703	$19,703
Long term debt (includes current portion) (3)	—	—	89,900	89,900	89,900
Other employee obligations (4)	—	—	59,346	59,346	59,346
Provision and accrued expenses	—	—	28,826	28,826	28,826
Other liabilities (5)	11,388	—	2,447	13,835	13,835
Derivative liabilities	946	7,809	—	8,755	8,755

Total carrying value	$12,334	$7,809	$200,222	$220,365	$220,365

Notes:

(1)	Excluding non-financial assets $20,437.
(2)	Excluding non-financial assets $32,145.
(3)	Excluding non-financial asset (unamortized debt issuance cost) $769.
(4)	Excluding non-financial liabilities $14,892.
(5)	Excluding non-financial liabilities $13,566.

The carrying value and fair value of financial instruments by class as at March 31, 2017 are as follows:

Financial assets

	Loans and receivables	Financial assets at FVTPL	Derivative designated as cash flow hedges (carried at fair value)	Available for sale	Total carrying value	Total fair value
Cash and cash equivalents	$69,803	$—	$—	$—	$69,803	$69,803
Investment in fixed deposits	24,673	—	—	—	24,673	24,673
Investments in marketable securities and mutual funds	—	—	—	87,652	87,652	87,652
Investment in FMPs	—	96	—	—	96	96
Trade receivables	60,423	—	—	—	60,423	60,423
Unbilled revenue	48,915	—	—	—	48,915	48,915
Funds held for clients	9,135	—	—	—	9,135	9,135
Prepayments and other assets (1)	4,262	—	—	—	4,262	4,262
Other non-current assets (2)	10,791	—	—	—	10,791	10,791
Derivative assets	—	5,041	36,941	—	41,982	41,982

Total carrying value	$228,002	$5,137	$36,941	$87,652	$357,732	$357,732

Financial liabilities

	Financial liabilities at FVTPL	Derivative designated as cash flow hedges (carried at fair value)	Financial liabilities at amortized cost	Total carrying value	Total fair value
Trade payables	$—	$—	$14,239	$14,239	$14,239
Long term debt (includes current portion) (3)	—	—	118,000	118,000	118,000
Other employee obligations (4)	—	—	46,701	46,701	46,701
Provision and accrued expenses	—	—	27,217	27,217	27,217
Other liabilities (5)	19,678	—	1,086	20,764	20,764
Derivative liabilities	26	4,757	—	4,783	4,783

Total carrying value	$19,704	$4,757	$207,243	$231,704	$231,704

Notes:

(1)	Excluding non-financial assets $ 23,123.
(2)	Excluding non-financial assets $ 21,153.
(3)	Excluding non-financial asset (unamortized debt issuance cost) $1,257.
(4)	Excluding non-financial liabilities $16,912.
(5)	Excluding non-financial liabilities $13,720.

For the financial assets and liabilities subject to offsetting or similar arrangements, each agreement between the Company and the counterparty allows for net settlement of the relevant financial assets and liabilities when both elect to settle on a net basis. In the absence of such an election, financial assets and liabilities will be settled on a gross basis.

Financial assets and liabilities subject to offsetting, enforceable master netting arrangements or similar agreements as at March 31, 2018 are as follows:

Description of types of financial assets	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral received
Derivative assets	$14,983	$—	$14,983	$(4,215)	$—	$10,768

Total	$14,983	$—	$14,983	$(4,215)	$—	$10,768

Description of types of financial liabilities	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral pledged
Derivative liabilities	$8,755	$—	$8,755	$(4,215)	$—	$4,540

Total	$8,755	$—	$8,755	$(4,215)	$—	$4,540

Financial assets and liabilities subject to offsetting, enforceable master netting arrangements or similar agreements as at March 31, 2017 are as follows:

Description of types of financial assets	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral received
Derivative assets	$41,982	$—	$41,982	$(1,712)	$—	$40,270

Total	$41,982	$—	$41,982	$(1,712)	$—	$40,270

Description of types of financial liabilities	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral pledged
Derivative liabilities	$4,783	$—	$4,783	$(1,712)	$—	$3,071

Total	$4,783	$—	$4,783	$(1,712)	$—	$3,071

Fair value hierarchy

The following is the hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

Level 1 — quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 — other techniques for which all inputs have a significant effect on the recorded fair value are observable, either directly or indirectly.

Level 3 — techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

The fair value is estimated using the discounted cash flow approach and market rates of interest. The valuation technique involves assumptions and judgments regarding risk characteristics of the instruments, discount rates and future cash flows.

The Company uses valuation techniques in measuring the fair value of financial instruments, where active market quotes are not available. In applying the valuation techniques, the Company makes maximum use of market inputs, and uses estimates and assumptions that are, as far as possible, consistent with observable data that market participants would use in pricing the instrument. Where applicable data is not observable, the Company uses its best estimate about the assumptions that market participants would make. These estimates may vary from the actual prices that would be achieved in an arm’s length transaction at the reporting date.

The assets and liabilities measured at fair value on a recurring basis as at March 31, 2018 are as follows:-

		Fair value measurement at reporting date using
Description	March 31, 2018	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Financial assets at FVTPL
Foreign exchange contracts	$2,212	$—	$2,212	$—
Financial assets at fair value through other comprehensive income
Foreign exchange contracts	11,709	—	11,709	—
Interest rate swaps	1,062	—	1,062	—
Investments in marketable securities and mutual funds	99,954	99,412	542	—

Total assets	$114,937	$99,412	$15,525	$—

Liabilities
Financial liabilities at FVTPL
Foreign exchange contracts	$946	$—	$946	$—
Contingent consideration	11,388	—	—	11,388
Financial liabilities at fair value through other comprehensive income
Foreign exchange contracts	7,809	—	7,809	—

Total liabilities	$20,143	$—	$8,755	$11,388

The assets and liabilities measured at fair value on a recurring basis as at March 31, 2017 are as follows:-

		Fair value measurement at reporting date using
Description	March 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Financial assets at FVTPL
Foreign exchange contracts	$5,041	$—	$5,041	$—
Investment in FMPs	96	96	—	—
Financial assets at fair value through other comprehensive income
Foreign exchange contracts	36,733	—	36,733	—
Interest rate swaps	208	—	208	—
Investments in marketable securities and mutual funds	87,652	87,223	429	—

Total assets	$129,730	$87,319	$42,411	$—

Liabilities
Financial liabilities at FVTPL
Foreign exchange contracts	$26	$—	$26	$—
Contingent consideration	19,678	—	—	19,678
Financial liabilities at fair value through other comprehensive income
Foreign exchange contracts	4,136	—	4,136	—
Interest rate swaps	621	—	621	—

Total liabilities	$24,461	$—	$4,783	$19,678

Description of significant unobservable inputs to Level 3 valuation

The fair value of the contingent consideration liability was estimated using a probability weighted method and achievement of revenue target with a discount rate of 2.5%. One percentage point change in the unobservable inputs used in fair valuation of the contingent consideration does not have a significant impact on its value.

The fair value is estimated using discounted cash flow approach which involves assumptions and judgments regarding risk characteristics of the instruments, discount rates, future cash flows, foreign exchange spot, forward premium rates and market rates of interest.

The movement in contingent consideration categorized under Level 3 fair value measurement is given below:

	For the year ended
	March 31, 2018	March 31, 2017
Balance at the beginning of the year	$19,678	$—
Additions	—	19,934
Payouts	(7,000)	—
Gain recognized in the consolidated statement of income	(1,553)	(279)
Finance expense recognized in the consolidated statement of income	263	23

Balance at the end of the year	11,388	19,678

During the years ended March 31, 2018 and 2017, there were no transfers between Level 1 and Level 2 fair value measurements, and no transfers into and out of Level 3 fair value measurements.

Fair value on a non-recurring basis as at March 31, 2017

The non-recurring fair value measurement for the Auto Claim BPM CGU of $38,492 (before cost of disposal of $656) has been categorized as Level 3 fair value based on the inputs to the valuation technique used (Refer Note 9).

Derivative financial instruments

The primary risks managed by using derivative instruments are foreign currency exchange risk and interest rate risk. Forward and option contracts up to 24 months on various foreign currencies are entered into to manage the foreign currency exchange rate risk on forecasted revenue denominated in foreign currencies and monetary assets and liabilities held in non-functional currencies. Interest rate swaps are entered to manage interest rate risk associated with the Company’s floating rate borrowings. The Company’s primary exchange rate exposure is with the US dollars and pound sterling against the Indian rupee. For derivative instruments which qualify for cash flow hedge accounting, the Company records the effective portion of gain or loss from changes in the fair value of the derivative instruments in other comprehensive income (loss), which is reclassified into earnings in the same period during which the hedged item affects earnings. Derivative instruments qualify for hedge accounting when the instrument is designated as a hedge; the hedged item is specifically identifiable and exposes the Company to risk; and it is expected that a change in fair value of the derivative instrument and an opposite change in the fair value of the hedged item will have a high degree of correlation. Determining the high degree of correlation between the change in fair value of the hedged item and the derivative instruments involves significant judgment including the probability of the occurrence of the forecasted transaction. When it is highly probable that a forecasted transaction will not occur, the Company discontinues the hedge accounting and recognizes immediately in the consolidated statement of income, the gains and losses attributable to such derivative instrument that were accumulated in other comprehensive income (loss).

The following table presents the notional values of outstanding foreign exchange forward contracts, foreign exchange option contracts and interest rate swap contracts:

	As at
	March 31, 2018	March 31, 2017
Forward contracts (Sell)
In US dollars	$242,418	$241,673
In United Kingdom Pound Sterling	132,591	126,441
In Euro	23,883	14,769
In Australian dollars	48,147	43,474
Others	2,332	3,511

	$449,371	$429,868

Option contracts (Sell)
In US dollars	$107,629	$84,490
In United Kingdom Pound Sterling	116,401	94,094
In Euro	21,483	14,494
In Australian dollars	28,828	19,412
Others	927	1,978

	$275,268	$214,468

Interest Rate Swap contracts
In US dollars	89,900	118,000

The amount of gain/ (loss) reclassified from other comprehensive income into consolidated statement of income in respective line items for the years ended March 31, 2018, 2017 and 2016 are as follows:

	Year ended March 31,
	2018	2017	2016
Revenue	$11,231	$7,952	$7,941
Foreign exchange gain, net	15,766	16,896	6,281
Finance expense	(561)	(71)	—
Income tax related to amounts reclassified into consolidated statement of income	(9,965)	(8,998)	(5,230)

Total	$16,471	$15,779	$8,992

As at March 31, 2018, a loss amounting to $1,015 on account of cash flow hedges in relation to forward and option contracts entered is expected to be reclassified from other comprehensive income into consolidated statement of income over a period of 24 months and a gain amounting to $995 on account of cash flow hedges in relation to interest rate swaps is expected to be reclassified from other comprehensive income into consolidated statement of income over a period of 48 months.

Due to the discontinuation of cash flow hedge accounting on account of non-occurrence of original forecasted transactions by the end of the originally specified time period, the Company recognized in the consolidated statement of income, loss of $20, gain of $666 and $125, for the years ended March 31, 2018, 2017 and 2016, respectively.

Financial risk management

Financial risk factors

The Company’s activities expose it to a variety of financial risks: market risk, interest risk, credit risk and liquidity risk. The Company’s primary focus is to foresee the unpredictability of financial markets and seek to minimize potential adverse effects on its financial performance. The primary market risk to the Company is foreign exchange risk. The Company uses derivative financial instruments to mitigate foreign exchange related risk exposures. The Company’s exposure to credit risk is influenced mainly by the individual characteristic of each customer and the concentration of risk from the top few customers. The demographics of the customer including the default risk of the industry and country in which the customer operates also has an influence on credit risk assessment. The Company does not enter into or trade financial instruments, including derivative financial instruments, for speculative purposes.

Risk management procedures

The Company manages market risk through treasury operations. Senior management and Board of Directors approve the Company’s treasury operations’ objectives and policies. The activities of treasury operations include management of cash resources, implementation of hedging strategies for foreign currency exposures, implementation of borrowing strategies and monitoring compliance with market risk limits and policies. The Company’s foreign exchange committee, comprising the Chairman of the Board, Group Chief Executive Officer and Group Chief Financial Officer, is the approving authority for all hedging transactions.

Components of market risk

Exchange rate or currency risk:

The Company’s exposure to market risk arises principally from exchange rate risk. Although substantially all of revenue is denominated in pound sterling and US dollars, a significant portion of expenses for the year ended March 31, 2018 (net of payments to repair centers made as part of the Company’s WNS Auto Claims BPM segment) were incurred and paid in Indian rupees. The exchange rates among the Indian rupee, the pound sterling and the US dollar have changed substantially in recent years and may fluctuate substantially in the future. The Company hedges a portion of forecasted external and inter-company revenue denominated in foreign currencies with forward contracts and options.

Based upon the Company’s level of operations for the year ended March 31, 2018, a sensitivity analysis shows that a 10% appreciation or depreciation in the pound sterling against the US dollar would have increased or decreased, respectively, the Company’s revenue for the year ended March 31, 2018 by approximately $24,107. Similarly, a 10% appreciation or depreciation in the Indian rupee against the US dollar would have increased or decreased, respectively, the Company’s expenses incurred and paid in Indian rupee for the year ended March 31, 2018 by approximately $27,282.

The foreign currency risk from non-derivative financial instruments as at March 31, 2018 is as follows:

	As at March 31, 2018
	US Dollar	Pound Sterling	Indian Rupees	Australian Dollar	Euro	Other currencies	Total
Cash and cash equivalents	$399	4,735	—	2,991	339	610	9,074
Trade receivables	100,002	46,658	3,850	24,686	7,289	2,525	185,010
Unbilled revenue	7,178	3,209	—	643	6,230	858	18,118
Prepayments and other current assets	428	188	10	29	63	11	729
Other non-current assets	3	—	—	—	—	16	19
Trade payables	(27,613)	(64,070)	(6,989)	(16,093)	(1,429)	(19)	(116,213)
Provisions and accrued expenses	(2,314)	(291)	(205)	—	(154)	(19)	(2,983)
Pension and other employee obligations	(134)	—	—	—	(12)	(306)	(452)
Other liabilities	(7)	(4)	—	—	—	—	(11)

Net assets/ (liabilities)	$77,942	(9,575)	(3,334)	12,256	12,325	3,676	93,291

The foreign currency risk from non-derivative financial instruments as at March 31, 2017 is as follows:

	As at March 31, 2017
	US Dollar	Pound Sterling	Indian Rupees	Australian Dollar	Euro	Other currencies	Total
Cash and cash equivalents	$599	253	—	2,606	1,323	35	4,816
Trade receivables	98,713	53,668	2,996	23,373	5,370	3,192	187,312
Unbilled revenue	4,656	1,241		3,062	3,205	494	12,658
Prepayments and other current assets	428	130	3	66	30	14	671
Other non-current assets	3	—	—	—	—	16	19
Trade payables	(40,600)	(71,039)	(3,986)	(19,205)	(1,140)	(312)	(136,282)
Provisions and accrued expenses	(1,706)	(504)	(105)	(128)	(68)	(208)	(2,719)
Pension and other employee obligations	(56)	—	—	—	(31)	(165)	(252)
Other liabilities	(5)	(2)	—	—	—	14	7

Net assets/ (liabilities)	$62,032	(16,253)	(1,092)	9,774	8,689	3,080	66,230

Other currencies includes mainly currencies such as Swiss Franc (CHF), Singapore Dollar (SGD), Philippine Peso (PHP), Canadian Dollar (CAD), Polish Zloty (PLN), Sri Lankan Rupee (LKR), Romanian Leu (RON), South African Rand (ZAR) and New Zealand Dollar (NZD).

As at March 31, 2018, every 5% appreciation or depreciation of the respective foreign currencies compared to the functional currency of the Company would impact the Company’s profit before tax from operating activities by approximately $3,751.

Interest rate risk:

The Company’s exposure to interest rate risk arises from borrowings which have a floating rate of interest, which is linked to the US dollar LIBOR. The risk is managed by the Company by maintaining an appropriate mix between fixed and floating rate borrowings and by the use of interest rate swap contracts. The costs of floating rate borrowings may be affected by the fluctuations in the interest rates. In connection with the term loan facilities entered in fiscal 2017, the Company entered into interest rate swap agreements with the banks in fiscal 2017. These swap agreements effectively convert the term loans from variable US dollar LIBOR interest rates to fixed rates, thereby managing the Company’s exposure to changes in market interest rates under the term loans. The outstanding swap agreements as at March 31, 2018 aggregated $89,900.

The Company monitors its positions and does not anticipate non-performance by the counterparties. The Company intends to selectively use interest rate swaps, options and other derivative instruments to manage exposure to interest rate movements. These exposures are reviewed by appropriate levels of management on a periodic basis. The Company does not enter into hedging agreements for speculative purposes.

Credit risk:

Credit risk arises from the possibility that customers may not be able to settle their obligations as agreed. Trade receivables are typically unsecured and are derived from revenue earned from customers primarily located in the United Kingdom and the United States. Credit risk is managed through periodical assessment of the financial reliability of customers, taking into account the financial condition, current economic trends, analysis of historical bad debts and ageing of trade receivables. The credit risk on marketable securities, FMPs, mutual funds, bank deposits and derivative financial instruments is limited because the counterparties are banks and mutual funds with high credit-ratings assigned by international credit-rating agencies.

The following table gives details in respect of the percentage of revenue generated from the Company’s top customer and top five customers:

	Year Ended March 31,
	2018	2017	2016
Revenue from top customer	6.8%	9.0%	10.9%
Revenue from top five customers	29.4%	32.1%	30.7%

Financial assets that are neither past due nor impaired

Cash equivalents, bank deposits, marketable securities and investments in mutual funds, investment in FMPs, unbilled revenue and other assets, are neither past due nor impaired, except trade receivables as described below.

Financial assets that are past due but not impaired

There is no other class of financial assets that is past due but not impaired, except for trade receivables, which forms part of the class “Loans and receivables.” The Company’s credit period generally ranges from 30-60 days. The age-wise break up of trade receivables, net of allowances that are past due beyond credit period, are as follows:

	As at
	March 31, 2018	March 31, 2017
Neither past due nor impaired	$56,372	$45,939
Past due but not impaired
Past due 0-30 days	9,578	8,260
Past due 31-60 days	2,738	2,544
Past due 61-90 days	834	1,174
Past due over 90 days	1,866	2,506
Past due and impaired	564	1,713

Total	$71,952	$62,136
Allowances for doubtful trade receivables	$(564)	$(1,713)

Trade receivables, net of allowances for doubtful receivables	$71,388	$60,423

Liquidity risk:

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under normal and stressed conditions, without incurring unacceptable losses or risking damage to the reputation. Typically the Company ensures that it has sufficient cash on demand to meet expected operational expenses and service financial obligations. In addition, the Company has concluded arrangements with well reputed banks and has unused lines of credit of $78,290 as of March 31, 2018 that could be drawn upon should there be a need.

The contractual maturities of financial liabilities are as follows:

	As at March 31, 2018
	Less than 1 Year	1-2 years	2-5 years	Total
Long term debt (includes current portion)(1)	$28,100	$28,200	$33,600	$89,900
Trade payables	19,703	—	—	19,703
Provision and accrued expenses	28,826	—	—	28,826
Other liabilities	10,680	3,154	—	13,834
Other employee obligations	59,347	—	—	59,347
Derivative financial instruments	6,466	2,289	—	8,755

Total(2)	$153,122	$33,643	$33,600	$220,365

Notes:

(1)	Before netting off debt issuance cost of $769.
(2)	Non-financial liabilities are explained in the financial instruments categories table above.

	As at March 31, 2017
	Less than 1 Year	1-2 years	2-5 years	Total
Long term debt (includes current portion)(1)	$28,100	$28,100	$61,800	$118,000
Trade payables	14,239	—	—	14,239
Provision and accrued expenses	27,217	—	—	27,217
Other liabilities	9,338	8,195	3,231	20,764
Other employee obligations	46,701	—	—	46,701
Derivative financial instruments	3,947	836	—	4,783

Total(2)	$129,542	$37,131	$65,031	$231,704

Notes:

(1)	Before netting off debt issuance cost of $1,257.
(2)	Non-financial liabilities are explained in the financial instruments categories table above.

The balanced view of liquidity and financial indebtedness is stated in the table below. This calculation of the net cash position is used by the management:

	As at
	March 31, 2018	March 31, 2017
Cash and cash equivalents	$99,829	$69,803
Investments	121,502	112,421
Long term debt (includes current portion)(1)	(89,900)	(118,000)

Net cash position	$131,431	$64,224

Note:

(1)	Before netting off debt issuance cost of $769 and $1,257 as at March 31, 2018 and March 31, 2017, respectively.